Revenue (Details Textual)	12 Months Ended
Dec. 31, 2019
Revenue (Textual)
Description of lease agreement	A novated agreement was signed with a new party Al Brooge International Advisory LLC for four years in which the lessor, the Group, hereby consents to lease to the lessee its oil storage capacity of 399,324 cubic meters in order to serve the lessee's oil trading activities.